Taxation	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Taxation
Taxation
Income taxes consist of the following:

	Year Ended December 31,
(In US$ millions)	2016	2015	2014
Current tax expense:
United Kingdom	$(1.6)	$—	$—
Foreign	110.2	72.6	43.5
Total current tax expense	108.6	72.6	43.5
Deferred tax (benefit) expense:
United Kingdom	—	—	—
Foreign	(22.1)	28.0	(8.7)
Total income tax expense	$86.5	$100.6	$34.8

Seadrill Partners LLC is tax resident in the United Kingdom. The Company's controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently some of the Company's controlled affiliates formed in the Marshall Islands along with all those incorporated in the United Kingdom (none of whom presently own or operate rigs) are resident in the United Kingdom and are subject to U.K. tax. Subject to changes in the jurisdictions in which the Company's drilling units operate and/or are owned, differences in levels of income and changes in tax laws, the Company's effective income tax rate may vary substantially from one reporting period to another. The Company's effective income tax rate for each of the years ended on December 31, 2016, 2015 and 2014 differs from the U.K. statutory income tax rate as follows:

	2016	2015	2014
U.K. statutory income tax rate	20.0%	20.3%	21.3%
Non-U.K. taxes	(6.3)%	(3.2)%	(11.3)%
Effective income tax rate	13.7%	17.1%	10.0%

Deferred Income Taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.
The net deferred tax assets, consist of the following:

(In US$ millions)	2016	2015
Provisions	$7.6	$19.7
Net operating losses carry forward	23.3	10.7
Unremitted earnings of subsidiaries	6.4	3.8
Gross deferred tax assets	37.3	34.2
Valuation allowance related to NOL	(22.6)	—
Net deferred tax assets	$14.7	$34.2
The net deferred tax liabilities consist of the following:

(In US$ millions)	2016	2015
Property, plant and equipment	$0.6	$42.6
Other	1.5	1.1
Gross deferred tax liabilities	2.1	43.7

Net deferred tax asset / (liability)	$12.6	$(9.5)

As of December 31, 2016, deferred tax assets related to net operating loss ("NOL") carryforwards were $23.3 million, which can be used to offset future taxable income. NOL carryforwards which were generated in various jurisdictions, include $22.6 million that will not expire and $0.7 million that will expire 2036 if not utilized. A valuation allowance of $22.6 million exists on the NOL carryforwards results where the Company does not expect to generate future taxable income.
The decrease in deferred tax liability during the year ended December 31, 2016 is primarily due to the West Capella no longer operating in Nigeria following the termination of its contract and the corresponding reversal of the deferred tax liability previously recorded for the difference between the book value and the tax value of the drilling unit.
Uncertain tax positions
As of December 31, 2016, the Company had uncertain tax positions of $40.0 million which is included in "Other non-current liabilities" on the consolidated balance sheets and is exclusive of interest. As of December 31, 2015, the Company had uncertain tax position of $9.0 million which was included in "Other current liabilities" on the consolidated balance sheet. The changes to the Company's liabilities related to uncertain tax positions were as follows:

(In US$ millions)	2016	2015
Balance beginning of year	$9.0	$—
Increases as a result of positions taken in prior years	42.0	—
Increases as a result of positions taken during the current year	31.9	9.0
Decreases as a result of positions taken in prior years	(34.2)	—
Decreases as a result of positions taken in the current year	(8.7)	—
Uncertain tax position	$40.0	$9.0

The increase in uncertain tax positions during the year ended December 31, 2016 was primarily due to tax positions taken or to be taken with respect to the global mobility of the Company's drilling units in conjunction with contract status and change of law. Accrued interest and penalties totaled $1.8 million as of December 31, 2016 (December 31, 2015: nil) and were included in "Other non-current liabilities" on the consolidated balance sheets. The associated expense of $1.8 million was recognized in "Income tax expense" in the consolidated statements of operations during the year ended December 31, 2016 (December 31, 2015: nil, December 31, 2014: nil). As of December 31, 2016, if recognized, $41.8 million of the Company's unrecognized tax benefits, including interest and penalties, would have a favorable impact on its effective tax rate.
Tax examinations
The Company is subject to taxation in various jurisdictions. The following table summarizes the earlier tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United States	2013
Angola	2015
Nigeria	2012
Ghana	2013